Average Annual Total Returns - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund	Apr. 29, 2024
Fidelity 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.68%
Past 10 years	12.02%
Fidelity 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.81%
Past 5 years	15.20%
Past 10 years	11.46%
Fidelity 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.84%
Past 5 years	12.56%
Past 10 years	9.83%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%